FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT - Outstanding derivatives by contract type, including embedded derivatives (Details) R$ in Thousands, $ in Thousands	Dec. 31, 2024 BRL (R$)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2023 USD ($)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Derivative fair value asset (liability), net	R$ (6,567,720)		R$ 1,994,382
Derivative financial instruments	1,006,427		2,676,526
Derivative financial instruments	2,880,673		1,753,928
Current derivative financial liabilities	(2,760,273)		(578,763)
Non-current derivative financial liabilities	(7,694,547)		(1,857,309)
Operational Hedge
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Derivative fair value asset (liability), net	(4,660,846)		2,231,475
Fair value hedges
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Derivative fair value asset (liability), net	(1,843,085)		(486,713)
Commodity Hedge
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Derivative fair value asset (liability), net	(63,789)		249,620
NDF (R$ x US$) | Operational Hedge
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Principle amount	581,000		505,000
Derivative fair value asset (liability), net	(331,876)		162,776
NDF (Euro x US$) | Operational Hedge
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Principle amount			262,088
Derivative fair value asset (liability), net			100,362
Swap US-CPI (US$) | Commodity Hedge
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Principle amount	138,439		131,510
Derivative fair value asset (liability), net	(80,759)		230,471
Swap VLSFO/Brent | Commodity Hedge
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Principle amount	39,706		142,794
Derivative fair value asset (liability), net	10,873		22,297
Interest rate swap contract | ZCC | Operational Hedge
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Principle amount | $		$ 6,852,200		$ 4,500,200
Derivative fair value asset (liability), net	(4,328,970)		1,968,337
Interest rate swap contract | ZCC | Commodity Hedge
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Principle amount | $		163,941		163,100
Derivative fair value asset (liability), net	6,097		(3,148)
Interest rate swap contract | NDF (R$ x US$) | Operational Hedge
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Principle amount | $		581,000		505,000
Derivative fair value asset (liability), net	(331,876)		162,776
Interest rate swap contract | NDF (Euro x US$) | Operational Hedge
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Principle amount | $				262,088
Derivative fair value asset (liability), net			100,362
Interest rate swap contract | Swap SOFR to Fixed (US$) | Fair value hedges
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Principle amount | $		1,973,705		2,555,626
Derivative fair value asset (liability), net	394,129		741,492
Interest rate swap contract | Swap IPCA to CDI (notional in Brazilian Reais) | Fair value hedges
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Principle amount | $		8,128,395		4,274,397
Derivative fair value asset (liability), net	(825,899)		47,645
Interest rate swap contract | Swap CNH to Fixed (CNH) | Fair value hedges
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Principle amount | $		165,815
Derivative fair value asset (liability), net	(6,440)
Interest rate swap contract | Swap CDI x Fixed (US$) | Fair value hedges
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Principle amount | $		909,612		1,025,000
Derivative fair value asset (liability), net	(776,261)		(1,081,964)
Interest rate swap contract | Pre-fixed Swap to US$ (US$) | Fair value hedges
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Principle amount | $				200,000
Derivative fair value asset (liability), net			(203,045)
Interest rate swap contract | Swap CDI x SOFR (US$) | Fair value hedges
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Principle amount | $		610,171		125,000
Derivative fair value asset (liability), net	(590,764)			25,774
Interest rate swap contract | Swap SOFR to SOFR (US$) | Fair value hedges
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Principle amount | $		150,961		150,961
Derivative fair value asset (liability), net	(37,850)			(16,615)
Interest rate swap contract | Swap US-CPI (US$) | Commodity Hedge
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Principle amount | $		138,439		131,510
Derivative fair value asset (liability), net	(80,759)		230,471
Interest rate swap contract | Swap VLSFO/Brent | Commodity Hedge
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Principle amount | $		$ 39,706		$ 142,794
Derivative fair value asset (liability), net	R$ 10,873		R$ 22,297